Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investment in Company accounted for under the equity method	$ 101,145	$ 90,252
Investment at fair value	24,862	55,098
Investments in affiliated companies	$ 126,007	$ 145,350